Prepaid Stock Based Salaries and Consulting Fees (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
November 30, 2018 [Member]
Recognized compensation expense	$ 880,000
November 30, 2019 [Member]
Recognized compensation expense	308,333
Class A and Class C Common Stock [Member] | Service Agreement [Member]
Unrecognized compensation costs to employees and non-employee	$ 1,188,333	$ 1,793,333